Subsequent Event	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Event

NOTE 16 — SUBSEQUENT EVENT

Holdings’ shareholder has advised that it is undertaking a strategic review of its ownership of Holdings’ business, as part of a broader strategic review of the commonly-owned automotive aftermarkets businesses (which includes businesses operated by Autoparts Holdings).

The strategic review may result in a decision to sell some or all of those businesses, although no decision has been made at this time to do so.